Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	Alibaba Group Holding Ltd
Entity Central Index Key	0001577552
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,587,059,572
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY